Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2010
Registrant Name	dei_EntityRegistrantName	GuideStone Funds
Central Index Key	dei_EntityCentralIndexKey	0001131013
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 16, 2012
Document Effective Date	dei_DocumentEffectiveDate	Mar. 16, 2012
Prospectus Date	rr_ProspectusDate	Apr. 30, 2011
GuideStone Funds International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gsf1131013_SupplementTextBlock

GUIDESTONE FUNDS

Supplement dated March 16, 2012

to

Prospectus dated April 30, 2011 as amended January 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.    CHANGES TO INTERNATIONAL EQUITY FUND

Under the heading “Fees and Expenses” on page 89, the Annual Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense information in the table above has been restated to reflect current fees and expenses for the GS2 and GS4 Classes effective on or about April 1, 2012.
Expense Example	rr_ExpenseExampleAbstract
Supplement Expense Example Narrative [Text Block]	gsf1131013_SupplementExpenseExampleNarrativeTextBlock	Under the heading “Fees and Expenses” on page 89, the Expense Example table is deleted in its entirety and replaced with the following:
GuideStone Funds International Equity Fund | GS2 Class
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	GS2 Class
Management fee	rr_ManagementFeesOverAssets	0.97%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.23%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Net annual operating expenses	rr_NetExpensesOverAssets	1.03%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GS2 Class
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	1,471
GuideStone Funds International Equity Fund | GS4 Class
Annual Operating Expenses	rr_OperatingExpensesAbstract
Operating Expenses Column [Text]	rr_OperatingExpensesColumnName	GS4 Class
Management fee	rr_ManagementFeesOverAssets	0.97%
Other expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual operating expenses	rr_ExpensesOverAssets	1.47%
Fee waiver & expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[1]
Net annual operating expenses	rr_NetExpensesOverAssets	1.27%	[2]
Expense Example	rr_ExpenseExampleAbstract
Expense Example, By Year, Column [Text]	rr_ExpenseExampleByYearColumnName	GS4 Class
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	445
5 Years	rr_ExpenseExampleYear05	784
10 Years	rr_ExpenseExampleYear10	1,740

[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.94% for the GS2 Class and 1.18% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table above has been restated to reflect current fees and expenses for the GS2 and GS4 Classes effective on or about April 1, 2012.